Annual Fund Operating Expenses - Small-Company Stock Fund - Small-Company Stock Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.83%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.12%